Note 11 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 35,665
2024	33,786
2025	32,939
2026	2,207
2027 and thereafter	$ 629,866